Fees Summary	Sep. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,398,000.00
Previously Paid Amount	0.00
Total Fee Amount	883.56
Total Offset Amount	0.00
Net Fee	883.56
Narrative - Max Aggregate Offering Price	$ 6,398,000.00
Final Prospectus	true